Loss per share	6 Months Ended
Jun. 30, 2025
Loss per share attributable to weighted average number of outstanding ordinary shares
Loss per share
15	Loss per share

Basic loss per share is the amount of losses available to each share of common stock outstanding during the reporting period. Diluted loss per share is the amount of losses available to each share of common stock outstanding during the reporting period adjusted to include the effect of potentially dilutive common shares.

	Six months ended June 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to common stockholders	(704,026)	(1,975,094)	(1,548,121)

Denominator:
Weighted average common shares outstanding – basic and diluted	18,000,000	19,476,796	19,476,796

Loss per common share:
Basic and diluted (cents)	(3.91)	(10.14)	(7.95)

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS